Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Millions of Yen
Year ended March 31, 2011	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥140	—	—	¥140

Total assets	¥140	—	—	¥140

Liabilities:
Derivatives	—	¥5	—	¥5

Total liabilities	—	¥5	—	¥5

	Millions of Yen
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	¥429	—	—	¥429

Total assets	¥429	—	—	¥429

Liabilities:
Derivatives	—	¥0	—	¥0

Total liabilities	—	¥0	—	¥0

	Thousands of U.S. Dollars
Year ended March 31, 2012	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$5,220	—	—	$5,220

Total assets	$5,220	—	—	$5,220

Liabilities:
Derivatives	—	$0	—	$0

Total liabilities	—	$0	—	$0

Summary Of Assets And Liabilities Measured At Fair Value On A Non-Recurring Basis

	Millions of Yen
Year ended March 31, 2011	Carrying value	Level 1	Level 2	Level 3	Total gains or losses
Non-financial assets:
Property and equipment, net	¥1,103	—	—	¥1,103	¥(2,253)
Identifiable intangible assets	31,583	—	—	31,583	(1,900)

Total non-financial assets	¥32,686	—	—	¥32,686	¥(4,153)